CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 13,026	$ 10,480	$ 71,780
Securities available for sale, at fair value	85,783	81,282	73,007
FHLB Stock, at cost	3,507	1,252	1,252
Loans held for sale	13,712	4,114	7,352
Loans, net	694,196	637,519	558,643
Premises and equipment, net	5,771	4,596	4,235
Loan servicing rights	7,721	7,746	7,529
Other real estate owned, net	3,024	7,137	16,083
Cash surrender value of bank owned life insurance	11,082	10,863	10,577
Deferred tax asset, net	2,047	2,321	3,323
Accrued interest receivable and other assets	4,922	4,446	4,039
Total assets	844,791	771,756	757,820
Deposits:
Noninterest-bearing	60,685	81,534	57,231
Interest-bearing	575,536	523,935	559,077
Total deposits	636,221	605,469	616,308
Other borrowings	4,383	23,857	14,169
Advances from FHLB	64,000	28,000	22,000
Subordinated debentures	12,372	12,372	12,372
Accrued interest payable and other liabilities	8,379	7,015	6,162
Total liabilities	725,355	676,713	671,011
Small Business Lending Fund redeemable preferred stock-variable rate, noncumulative, nonparticipating,	15,000	15,000	15,000
SHAREHOLDERS' EQUITY
Preferred stock-variable rate, non-cumulative, nonparticipating	8,000	8,000	8,000
Common stock	18	5	5
Surplus	34,118	16,970	16,004
Retained earnings	66,274	59,254	51,514
Treasury stock, at cost	(4,572)	(4,572)	(3,683)
Accumulated other comprehensive income	598	386	(31)
Total shareholders' equity	104,436	80,043	71,809
Total liabilities and shareholders' equity	$ 844,791	$ 771,756	$ 757,820